Contract liabilities	12 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Contract liabilities	Contract liabilities
Contract liabilities, which includes deferred revenues, represent the future performance obligations to customers in respect of services or customer activation fees for which consideration has been received upfront and is recognized over the expected term of the customer relationship.

Contract liabilities as at June 30, 2023, and June 30, 2022 are below:

	Note	$
Opening balance, July 1, 2021		15,754
Revenue deferred during the year		40,272
Deferred revenue recognized as revenue during the year		(42,625)
Additions through business combination	20	1,666
Ending balance, June 30, 2022		15,067
Revenue deferred during the year		23,839
Deferred revenue recognized as revenue during the year		(24,355)
Ending balance, June 30, 2023		14,551

Contract liabilities - Current		10,909
Contract liabilities - Non-current		3,642
		14,551